Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 851,320	$ 756,648	$ 526,220
AMP, entity with significant influence:
Accounts payable	722,923	621,722	394,208
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	851,320	756,648	526,220
AMP, entity with significant influence:
Accounts payable	$ 722,923	$ 621,722	$ 394,208